Right-of-use assets and lease liabilities - Operating Leases Current and Non-Current (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Current	€ 60.8	€ 68.6
Non-current	190.6	237.4
Lease liabilities	€ 251.4	€ 306.0